Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31
	2018	2017

Accounts receivable	$15,871,970	$13,107,350
Less: Allowance for doubtful accounts	(392,533)	(36,285)
Total accounts receivable, net	$15,479,437	$13,071,065

Unbilled accounts receivable included in accounts receivable above amounted to $10,929,884 and $8,533,199 as of December 31, 2018 and 2017, respectively. The unbilled accounts receivables as of December 31, 2018 are expected to be billed within one year and collected over one year. The billed accounts receivable are expected to be collected within one year.

As of April 26, 2019, approximately $2.4 million (or 15.4%) of total accounts receivable as of December 31, 2018 was collected. It represented 28.9% of billed accounts receivable balance and 8.0% of unbilled accounts receivable balance as of December 31, 2018 were subsequently collected, respectively.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2018	2017	2016

Beginning balance	$36,285	$15,083	$8,068
Provision for doubtful accounts	372,635	19,440	7,883
Foreign currency translation adjustments	(16,387)	1,762	(868)
Ending balance	$392,533	$36,285	$15,083